Annual Total Returns[BarChart] - Mid-Cap Growth ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.95%)	15.08%	30.16%	5.58%	0.22%	12.60%	18.08%	(12.06%)	24.09%	20.28%